Short-term Borrowings and Long-term Debt (Schedule of Short Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Short-term Debt [Line Items]
Maximum Amount Outstanding at any Month-end	$ 13,318	$ 8,740	$ 9,594
Average Daily Short-term Borrowings	$ 8,971	$ 6,007	$ 6,040
Weighted Average Interest Rate	0.10%	0.10%	0.10%